SUBSEQUENT EVENTS- Initial public offering (Details) - 1 months ended Feb. 28, 2021 - Subsequent event $ / shares in Units, $ in Millions, ¥ in Billions	USD ($) $ / shares shares	CNY (¥) shares
Subsequent Event [Line Items]
Number of preferred shares converted to class A ordinary shares	158,900,014	158,900,014
Number of pre-offering ordinary shares converted to class A ordinary shares	95,140,749	95,140,749
Number of pre-offering ordinary shares converted to class B ordinary shares	25,649,839	25,649,839
Conversion ratio	1	1
IPO
Subsequent Event [Line Items]
Number of ADS shares issued	23,000,000	23,000,000
Net proceeds from issuance of initial public offering	$ 342.2	¥ 2.2
Issue price per share | $ / shares	$ 16
Number of ordinary shares per ADS	2	2
Number of preferred shares converted to class A ordinary shares	158,900,014	158,900,014
Conversion ratio	1	1